Deferred income for government grants (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Changes in the Carrying Amount of Deferred income for government grants
Changes in the carrying amount of deferred income for government grants for the years ended December 31, 2019 and 2018 are analysed as follows:

	31/12/19	31/12/18
Balance at beginning of year	13,002	13,771
Additions	2,493	292
Credit to profit or loss	(1,626)	(1,061)

Balance at end of year	13,869	13,002